Property, Plant and Equipment Narrative (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation	$ 23,400,000	$ 21,500,000	$ 90,700,000	$ 88,100,000	$ 87,800,000
Payments for additions to property, plant and equipment	$ 26,800,000	$ 28,400,000	129,600,000	120,100,000	$ 102,600,000
Interest costs capitalized			$ 0	$ 0